Current Financial Assets and Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	5 Months Ended
	Apr. 30, 2022	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2024	May 03, 2024	Mar. 05, 2024	Dec. 31, 2023	Nov. 14, 2023
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets				$ 123,765			$ 67,107
Cash and cash equivalents				149,042			136,708
Fair value measurement of derivative								$ 48,400
Fair value instrument remeasured					$ 57,000	$ 57,000	42,700
Differrence in fair value measurement, Recognized				14,300		$ 14,300	$ 14,300
Financial derivative derecognized					$ 57,000
Percentage of probability of transaction completion					100.00%		81.00%
Cytovia [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Short term restricted cash				0			$ 0
Current financial assets				119,000			15,000
Cash and cash equivalents							42,700
Cibus Inc [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current investment				4,700			$ 9,400
Cytovia Agreement [Member] | Accrued And Unpaid Interest Accrued [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Amount of convertible note due and payable in full cash				2,400
Cytovia Agreement [Member] | Principal [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Amount of convertible note due and payable in full cash				20,000
Cytovia Agreement [Member] | Cytovia [Member] | Convertible Notes [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Amount of convertible note due and payable in full cash				$ 22,400
Cellectis [Member] | Cytovia Agreement [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Conversion of notes receivable into trade receivables		$ 20,000
Debt securities [member] | Cellectis [Member] | Cytovia Agreement [Member] | Amendment Agreement One [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Convertible note nominal amount	$ 20,000
Shares receivable on conversion of warrants as a percentage of shares entitlement on conversion of notes receivable	35.00%
Debt securities [member] | Cellectis [Member] | Cytovia Agreement [Member] | Amended And Restated Agreement [Member] | Cytovia [Member] | Amendment Agreement One [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Step up interest rate percentage on notes receivable			10.00%